Offerings - Offering: 1	Sep. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	3,162,500
Proposed Maximum Offering Price per Unit	3.468
Maximum Aggregate Offering Price	$ 10,967,550.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,679.13
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. The proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high and low prices of the common stock of the registrant as reported on the Nasdaq Global Select Market on August 29, 2025, multiplied by 85%, which is the percentage of the price per share applicable to purchases under ProFrac Holding Corp.'s 2025 Employee Stock Purchase Plan (the "2025 ESPP"). The total number of shares registered represents (i) 2,750,000 shares of Class A Common Stock, par value $0.01 ("Common Stock") authorized for issuance under the 2025 ESPP and (ii) an additional 412,500 shares of Common Stock that will become available for issuance, effective March 25, 2026, pursuant to an automatic annual increase as set forth in Section 13(a) of the 2025 ESPP.